Volkswagen Auto Lease Trust 2013-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 12-28-13	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					1/16/2014
2	Payment Date					1/21/2014
3	Collection Period				12/1/2013	12/28/2013	28
4	Monthly Interest Period- Actual				12/20/2013	1/20/2014	32
5	Monthly Interest- Scheduled						30

B.	SUMMARY
		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	220,000,000.00	45,007,916.50	—	30,004,441.80	15,003,474.70	0.0681976
7	Class A-2-A Notes	225,000,000.00	225,000,000.00	—	—	225,000,000.00	1.0000000
8	Class A-2-B Notes	370,000,000.00	370,000,000.00	—	—	370,000,000.00	1.0000000
9	Class A-3 Notes	350,000,000.00	350,000,000.00	—	—	350,000,000.00	1.0000000
10	Class A-4 Notes	85,000,000.00	85,000,000.00	—	—	85,000,000.00	1.0000000

11	Equals: Total Securities	$1,250,000,000.00	$1,075,007,916.50	$—	$30,004,441.80	$1,045,003,474.70

12	Overcollateralization	224,969,190.96	247,057,339.49			247,057,339.49

13	Total Securitization Value	$1,474,969,190.96	$1,322,065,255.99			$1,292,060,814.19

14	NPV Lease Payments Receivable	590,265,127.79	454,340,058.53			429,715,420.46
15	NPV Base Residual	884,704,063.17	867,725,197.46			862,345,393.73

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.23000%	N/A	9,201.62	0.0418255	30,013,643.42	136.4256519
17	Class A-2-A Notes	0.63000%	N/A	118,125.00	0.5250000	118,125.00	0.5250000
18	Class A-2-B Notes	0.41680%	0.16680%	137,080.89	0.3704889	137,080.89	0.3704889
19	Class A-3 Notes	0.84000%	N/A	245,000.00	0.7000000	245,000.00	0.7000000
20	Class A-4 Notes	1.07000%	N/A	75,791.67	0.8916667	75,791.67	0.8916667

	Equals: Total Securities			585,199.17		30,589,640.97

C.	COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						23,069,265.65
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						15,597,620.05
24	Sales Proceeds via Customer - Scheduled Terminations						10,919.80
25	Sales Proceeds via Auction - Scheduled Terminations						23,959.26
26	Sales Proceeds via Dealer - Scheduled Terminations						306,169.78
27	Security Deposits for Terminated Accounts						12,273.00
28	Excess Wear and Tear Received						3,410.00
29	Excess Mileage Charges Received						36,113.70
30	Other Recoveries Received						26,882.00

31	Subtotal: Total Collections						39,086,613.24

32	Repurchase Payments						—
33	Postmaturity Term Extension						—
34	Investment Earnings on Collection Account						2,337.60

35	Total Available Funds, prior to Servicer Advances						39,088,950.84

36	Servicer Advance						—

37	Total Available Funds						39,088,950.84

38	Reserve Account Draw						—

39	Available for Distribution						39,088,950.84

D.	DISTRIBUTIONS
40	Payment Date Advance Reimbursement (Item 80)						—
41	Servicing Fee (Servicing and Administrative Fees paid pro rata):
42	Servicing Fee Shortfall from Prior Periods						—
43	Servicing Fee Due in Current Period						1,101,721.05
44	Servicing Fee Shortfall						—
45	Administration Fee (Servicing and Administrative Fees paid pro rata):
46	Administration Fee Shortfall from Prior Periods						—
47	Administration Fee Due in Current Period						5,000.00
48	Administration Fee Shortfall						—
49	Interest Paid to Noteholders						585,199.17
50	First Priority Principal Distribution Amount						—
51	Amount Paid to Reserve Account to Reach Specified Balance						—
52	Subtotal: Remaining Available Funds					37,397,030.62
53	Regular Principal Distribution Amount					30,004,441.80
54	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						30,004,441.80
55	Other Amounts paid to Trustees						—

56	Remaining Available Funds						7,392,588.82

Volkswagen Auto Lease Trust 2013-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 12-28-13	PAGE 2

E.	CALCULATIONS
57	Calculation of First Priority Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,075,007,916.50
59	Less: Aggregate Securitization Value (End of Collection Period)		(1,292,060,814.19)

60	First Priority Principal Distribution Amount (not less than zero)		—

61	Calculation of Regular Principal Distribution Amount:
62	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,075,007,916.50
63	Less: First Priority Principal Distribution Amount		—
64	Less: Targeted Note Balance		(1,045,003,474.70)

65	Regular Principal Distribution Amount		30,004,441.80

66	Calculation of Targeted Note Balance:
67	Aggregate Securitization Value (End of Collection Period)		1,292,060,814.19
68	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,057,339.49)

69	Targeted Note Balance		1,045,003,474.70

70	Calculation of Servicer Advance:
71	Available Funds, prior to Servicer Advances (Item 31)		39,088,950.84
72	Less: Payment Date Advance Reimbursement (Item 80)		—
73	Less: Servicing Fees Paid (Items 38, 39 and 40)		1,101,721.05
74	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
75	Less: Interest Paid to Noteholders (Item 45)		585,199.17
76	Less: 1st Priority Principal Distribution (Item 56)		—

77	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		37,397,030.62
78	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

79	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

80	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		37,397,030.62

81	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

82	Reconciliation of Servicer Advance:
83	Beginning Balance of Servicer Advance		—
84	Payment Date Advance Reimbursement		—
85	Additional Payment Advances for current period		—

86	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
87	Reserve Account Balances:
88	Targeted Reserve Account Balance		7,374,845.95
89	Initial Reserve Account Balance		7,374,845.95

90	Beginning Reserve Account Balance		7,374,845.95
91	Plus: Net Investment Income for the Collection Period		352.94

92	Subtotal: Reserve Fund Available for Distribution		7,375,198.89
93	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
94	Less: Reserve Account Draw Amount (Item 77)		—

95	Subtotal Reserve Account Balance		7,375,198.89
96	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		352.94

97	Equals: Ending Reserve Account Balance		7,374,845.95

98	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

99	Current Period Net Residual Losses:	Units	Amounts
100	Aggregate Securitization Value for Scheduled Terminated Units - Customer	1	9,647.71
101	Aggregate Securitization Value for Scheduled Terminated Units - Auctions	1	24,823.89
102	Aggregate Securitization Value for Scheduled Terminated Units - Dealer	15	270,727.56
103	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Customer		(10,919.80)
104	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Auctions		(23,959.26)
105	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Dealer		(306,169.78)
106	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
107	Less: Excess Wear and Tear Received		(3,410.00)
108	Less: Excess Mileage Received		(36,113.70)

109	Current Period Net Residual Losses/(Gains)	17	(75,373.38)

110	Cumulative Net Residual Losses:
111	Beginning Cumulative Net Residual Losses	13	(267,247.28)
112	Current Period Net Residual Losses (Item 101)	17	(75,373.38)

113	Ending Cumulative Net Residual Losses	30	(342,620.66)

114	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.02%

Volkswagen Auto Lease Trust 2013-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 12-28-13	PAGE 3

G.	POOL STATISTICS
115	Collateral Pool Balance Data			Initial	Current
116	Aggregate Securitization Value			1,474,969,191	1,292,060,814
117	Aggregate Base Residual Value			1,026,754,815	966,921,589
118	Number of Current Contracts			65,841	62,221
119	Weighted Average Lease Rate			2.61%	2.56%
120	Average Remaining Term			25.8	20.1
121	Average Original Term			38.9	38.9
122	Proportion of Base Prepayment Assumption Realized				149.10%
123	Actual Monthly Prepayment Speed				0.91%
124	Turn-in Ratio on Scheduled Terminations				94.12%

		Sales Proceeds	Units	Book Amount	Securitization Value
125	Pool Balance - Beginning of Period		62,910	1,500,036,422	1,322,065,256
126	Depreciation/Payments			(21,886,666)	(15,339,589)
127	Gross Credit Losses		(12)	(302,894)	(302,087)
128	Early Terminations - Regular		(660)	(15,484,395)	(14,057,566)
129	Early Terminations - Lease Pull Aheads		—	—	—
130	Scheduled Terminations - Purchased by Customer	10,920	(1)	(10,920)	(9,648)
131	Scheduled Terminations - Sold at Auction	23,959	(1)	(25,829)	(24,824)
132	Scheduled Terminations - Purchased by Dealer	306,170	(15)	(293,525)	(270,728)

133	Pool Balance - End of Period		62,221	1,462,032,193	1,292,060,814

134	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
135	Current		61,884	1,285,152,841	99.47%
136	31 - 90 Days Delinquent		297	6,095,228	0.47%
137	91+ Days Delinquent		40	812,745	0.06%

138	Total		62,221	1,292,060,814	100.00%

139	Credit Losses:			Units	Amounts
140	Aggregate Securitization Value on charged-off units			12	302,087
141	Aggregate Liquidation Proceeds on charged-off units				(205,673)
142	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
143	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
144	Recoveries on charged-off units				—

145	Current Period Aggregate Net Credit Losses/(Gains)			12	96,414

146	Cumulative Net Credit Losses:
147	Beginning Cumulative Net Credit Losses			25	134,287
148	Current Period Net Credit Losses (Item 136)			12	96,414

149	Ending Cumulative Net Credit Losses			37	230,701

150	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.02%

151	Aging of Scheduled Maturies Not Sold				Units
152	0 - 60 Days since Contract Maturity				3
153	61 - 120 Days since Contract Maturity				—
154	121+ Days since Contract Maturity				—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2013-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 12-28-13	PAGE 4

        SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
2/20/2014	17,124,232
3/20/2014	19,757,786
4/20/2014	21,898,741
5/20/2014	21,964,042
6/20/2014	24,355,502
7/20/2014	26,067,431
8/20/2014	29,021,430
9/20/2014	43,346,177
10/20/2014	44,415,675
11/20/2014	44,524,119
12/20/2014	37,419,616
1/20/2015	41,083,452
2/20/2015	59,965,052
3/20/2015	42,016,790
4/20/2015	43,975,460
5/20/2015	54,543,510
6/20/2015	60,177,368
7/20/2015	44,159,133
8/20/2015	40,936,691
9/20/2015	47,565,461
10/20/2015	58,020,885
11/20/2015	58,342,764
12/20/2015	50,494,499
1/20/2016	37,380,971
2/20/2016	29,668,473
3/20/2016	35,692,409
4/20/2016	40,498,875
5/20/2016	40,272,778
6/20/2016	21,178,874
7/20/2016	47,512,538
8/20/2016	50,135,615
9/20/2016	18,673,056
10/20/2016	10,760,529
11/20/2016	9,394,648
12/20/2016	3,632,673
1/20/2017	1,850,773
2/20/2017	1,251,462
3/20/2017	3,688,602
4/20/2017	4,690,244
5/20/2017	4,331,816
6/20/2017	269,853
7/20/2017	809
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—

Total:	1,292,060,814.19

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a) each collection period is a calendar month rather than a fiscal month,

(b) timely receipt of all monthly rental payments and sales proceeds,

(c) no credit or residual losses and

(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month